Segment Information - Financial Information by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Sales	$ 4,032	$ 3,965	$ 4,239	$ 4,208	$ 3,986	$ 3,915	$ 4,234	$ 4,109	$ 3,713	$ 3,426	$ 3,661	$ 3,583	$ 16,444	$ 16,244	$ 14,383
Interest expense - net													(111)	(118)	(162)
Gain (loss) on retirement of debt - net	0	(1)	0	(5)	(1)	(19)	(10)	(10)	(13)	(1)	(1)	0	(6)	(40)	(15)
Net earnings attributable to noncontrolling interest, net of tax													33	38	41
Earnings before income taxes	137	244	319	308	259	204	338	347	253	236	289	263	1,008	1,148	1,041
Capital expenditures													623	571	294
Depreciation and amortization													409	447	469
Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													16,444	16,244	14,383
Intersegment sales													800	716	533
Segment sales													17,244	16,960	14,916
Interest expense - net													(111)	(118)	(162)
Gain (loss) on retirement of debt - net													(6)	(40)	(15)
Net earnings attributable to noncontrolling interest, net of tax													33	38	41
Earnings before income taxes													1,008	1,148	1,041
Capital expenditures													623	571	294
Depreciation and amortization													409	447	469
New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													16,444	16,244
Intersegment sales													704	618
Segment sales													17,148	16,862
Earnings before taxes													(1,170)	(1,349)
Interest expense - net													(111)	(118)
Gain (loss) on retirement of debt - net													(6)	(40)
Net earnings attributable to noncontrolling interest, net of tax													33	38
Earnings before income taxes													1,008	1,148
Capital expenditures													623	571
Depreciation and amortization													409	447
Chassis Systems [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													10,324	9,960	8,524
Intersegment sales													89	95	53
Segment sales													10,413	10,055	8,577
Earnings before taxes													604	775	660
Capital expenditures													300	302	164
Depreciation and amortization													216	234	237
Chassis Systems [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													10,685	10,199
Intersegment sales													20	18
Segment sales													10,705	10,217
Earnings before taxes													669	814
Capital expenditures													364	372
Depreciation and amortization													228	242
Occupant Safety Systems [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													3,287	3,580	3,441
Intersegment sales													90	50	41
Segment sales													3,377	3,630	3,482
Earnings before taxes													254	334	373
Capital expenditures													104	73	49
Depreciation and amortization													80	96	98
Occupant Safety Systems [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													3,287	3,580
Intersegment sales													90	50
Segment sales													3,377	3,630
Earnings before taxes													254	334
Capital expenditures													104	73
Depreciation and amortization													80	96
Electronics [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													1,015	842	777
Intersegment sales													541	493	373
Segment sales													1,556	1,335	1,150
Earnings before taxes													197	139	138
Capital expenditures													125	127	42
Depreciation and amortization													50	49	53
Electronics [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													654	603
Intersegment sales													514	472
Segment sales													1,168	1,075
Earnings before taxes													132	100
Capital expenditures													61	57
Depreciation and amortization													38	41
Automotive Components [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													1,818	1,862	1,641
Intersegment sales													80	78	66
Segment sales													1,898	1,940	1,707
Earnings before taxes													115	101	72
Capital expenditures													86	62	36
Depreciation and amortization													60	63	76
Automotive Components [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													1,818	1,862
Intersegment sales													80	78
Segment sales													1,898	1,940
Earnings before taxes													115	101
Capital expenditures													86	62
Depreciation and amortization													60	63
Operating Segments [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Earnings before taxes													(1,170)	(1,349)	(1,243)
Unallocated Amount To Segment [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Earnings before taxes													(78)	(81)	(66)
Capital expenditures													8	7	3
Depreciation and amortization													3	5	5
Unallocated Amount To Segment [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Earnings before taxes													(78)	(81)
Capital expenditures													8	7
Depreciation and amortization													$ 3	$ 5